SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
26	SEGMENT REPORTING

Management considers the Group to have one business segment, consisting of the Publishing and Advertising Business. The information presented in the consolidated statements of operations reflects the revenues and costs associated with this business segment that management uses to make operating decisions and assess performance. Also, it reviewed by the executive directors that are used to make strategic decisions.

The Board assesses the performance of the Publishing and Advertising Businesses from both geographic and product perspectives. Geographically, management considers the Group’s Publishing and Advertising Businesses are primarily operated in the PRC. The Businesses derive their revenue, which are subject to common risk and returns, all the Businesses activities are included in a single reportable segment in accordance with ASC 280 “Segment Reporting”. As such, no segment information is presented.